Stock-based compensation - Summary of Weighted Average Assumptions Used Under Black Scholes Merton Option Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.00%
Expected dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	45.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.10%	0.00%	1.70%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	25.50%	0.00%	28.30%
Expected term	5 years 10 months 24 days	0 years	6 years 2 months 12 days